Fair Value of Financial Instruments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 125,341	$ 22,437	$ 35,414
Liabilities
Convertible note payable, net of discounts		153,024	41,815
Notes payable, related parties
Derivative liabilities	6,253,880	221,822	150,076
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	125,341	22,437	35,414
Total assets	125,341	22,437	35,414
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Derivative liabilities
Total liabilities
Net assets and liabilities	125,341	22,437	35,414
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts		153,024	41,815
Notes payable, related parties	30,000	30,000	30,000
Derivative liabilities
Total liabilities	30,000	183,024	71,815
Net assets and liabilities	(30,000)	(183,024)	(71,815)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Derivative liabilities	6,253,880	221,822
Total liabilities	6,253,880
Net assets and liabilities	$ (6,253,880)